As filed with the Securities and Exchange Commission on January 9, 2001
Securities Act File No. 333-51766 Investment Company Act File No. 811-02857

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-14 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 2	[X]
Post-Effective Amendment No. __ (Check appropriate box or boxes)	[ ]

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES (Exact Name Of Registrant As Specified In Its Charter)

(617) 342-1600 (Area Code And Telephone Number)

One Financial Center Boston, Massachusetts 02111 (Address Of Principal Executive Offices: Number, Street, City, State, Zip Code)

Robert W. Crook One Financial Center Boston, Massachusetts 02111 (Name and Address of Agent for Service)

Copies to:
Leonard B. Mackey, Jr., Esq. CLIFFORD CHANCE ROGERS & WELLS LLP 200 Park Avenue New York, NY 10166	Michael J. Hennewinkel, Esq. FUND ASSET MANAGEMENT, L.P. P.O. Box 9011 Plainsboro, NJ 08543-9011

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered: Shares of Beneficial Interest, Par Value $.01 per share.

No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

This Pre-Effective Amendment consists of the following:

(1) Facing Sheet of the Registration Statement.

(2) Part C to the Registration Statement (including signature page).

Parts A and B are incorporated by reference from Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-51766) filed on January 8, 2001.

This amendment is being filed solely to file as Exhibit No. 14 to this Registration Statement a signed independent auditors’ consent.

2

PART C

OTHER INFORMATION

Item 15. Indemnification.

Reference is made to Section 5.3 of Registrant’s Declaration of Trust.

Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii)(a) such promise must be secured by a surety bond, other suitable insurance of an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant’s disinterested, non-party trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

Exhibit Number			Description
1	(a)	—	Declaration of Trust, as amended, with Form of Amendment dated December 11, 1989 (incorporated by reference to Exhibit 1 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190)).
	(b)	—	Establishment and Designation of Merrill Lynch Institutional Fund and Merrill Lynch Government Fund as separate series of Merrill Lynch Funds For Institutions Series, dated June 18, 1990 (incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190)).
	(c)	—	Establishment and Designation of Merrill Lynch Institutional Tax-Exempt Fund as a separate series of Merrill Lynch Funds for Institutions Series, dated February 16, 1994 (incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 10 of Registrant’s Registration Statement on Form N-14 (File No. 33-14190).
	(d)	—	Establishment and Designation of Merrill Lynch Premier Institutional Fund as a separate series of Merrill Lynch Funds for Institutions Series, dated December 9, 1996 (incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 15 to Registrant’s Registration Statement Form N-1A (File No. 33-14190)).
	(e)	—	Establishment and Designation of Merrill Lynch Rated Institutional Fund as a separate series of Merrill Lynch Funds for Institutions Series, dated June 8, 1998 (incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190)).
2		—	By-Laws (incorporated by reference to Exhibit 2 to Registrant’s Registration Statement on Form N-1A) (File No. 33-14190)).

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Exhibit Number			Description
3		—	Not Applicable
4		—	Form of Agreement and Plan of Reorganization between the Registrant, on behalf of Merrill Lynch Rated Institutional Fund, and the Registrant, on behalf of Merrill Lynch Institutional Fund (included as Exhibit I to the Proxy Statement and Prospectus contained in this Registration Statement).
5		—	Not Applicable
6	(a)	—	Form of Investment Advisory Agreement for Merrill Lynch Treasury Fund (incorporated by reference to Exhibit 5 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190)).
	(b)	—	Investment Advisory Agreement for Merrill Lynch Institutional Fund (incorporated by reference to Exhibit 5 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190)).
	(c)	—	Investment Advisory Agreement for Merrill Lynch Government Fund (incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190)).
	(d)	—	Investment Advisory Agreement for Merrill Lynch Institutional Tax-Exempt Fund (incorporated by reference to Exhibit 5(d) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190)).
	(e)	—	Investment Advisory Agreement for Merrill Lynch Premier Fund (incorporated by reference to Exhibit 5(e) to Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190)).
	(f)	—	Investment Advisory Agreement for Merrill Lynch Rated Institutional Fund (incorporated by reference to Exhibit 5(f) to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190)).
7	(a)	—	Distribution Agreement for Merrill Lynch Treasury Fund (incorporated by reference to Exhibit 6(a) to Registrant’s Registration Statement on Form N-1A (File No. 33-14190)).
	(b)	—	Form of Selected Dealer Agreement for Merrill Lynch Treasury Fund (incorporated by reference to Exhibit 6(b) to Registrant’s Registration Statement on Form N-1A (File No. 33-14190)).
	(c)	—	Form of Distribution Agreement for Merrill Lynch Institutional Fund (incorporated by reference to Exhibit 6(c) to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190)).
	(d)	—	Form of Distribution Agreement for Merrill Lynch Government Fund (incorporated by reference to Exhibit 6(d) to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A) (File No. 33-14190)).
	(e)	—	Form of Distribution Agreement for Merrill Lynch Institutional Fund (incorporated by reference to Exhibit 6(e) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190)).
	(f)	—	Distribution Agreement for Merrill Lynch Premier Institutional Fund (incorporated by reference to Exhibit 6(f) to Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190)).
	(g)	—	Distribution Agreement for Merrill Lynch Rated Institutional Fund (incorporated by reference to Exhibit 6(g) to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190)).
8		—	None
9	(a)	—	Form of Custodian Agreement (incorporated by reference to Exhibit 8 to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A) (File No. 33-14190)).
	(b)	—	Form of Transfer Agency, Dividend Disbursing Agency Agreement (incorporated by reference to Exhibit 9(a) to Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A (File No 33-14190)).
	(c)	—	Form of Agreement relating to the use of the “Merrill Lynch” name (incorporated by reference to Exhibit 9(b) to Registrant’s Registration Statement on Form N-1A (File No. 33-14190)).
	(d)	—	Agreement and Plan of Reorganization of Merrill Lynch Institutional Fund Inc. and Merrill Lynch Government Fund Inc., respectively (incorporated by reference to Exhibit 9(c) to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190)).
	(e)	—	Agreement and Plan of Reorganization of Merrill Lynch Institutional Tax-Exempt Fund (incorporated by reference to Exhibit 10(a) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190)).

C-2

Exhibit Number			Description
10		—	Not Applicable
11		—	Opinion and Consent of Clifford Chance Rogers & Wells LLP, counsel to the Registrant (incorporated by reference to Exhibit 11 to Pre-Effective Amendment No. 1 to the N-14 Registration Statement).
12		—	Opinion of Clifford Chance Rogers & Wells LLP pertaining to tax matters (incorporated by reference to Exhibit 12 to Pre-Effective Amendment No. 1 to the N-14 Registration Statement).
13		—	Not Applicable.
14		—	Consent of Deloitte & Touche LLP, independent auditors for the Registrant.
15		—	Not Applicable.
16		—	Power of Attorney (included on the signature page of Registrant’s Registration Statement on Form N-14 (File No. 333-51766) (the “N-14 Registration Statement”)).
17	(a)	—	Prospectus dated August 17, 2000, and Statement of Additional Information dated August 17, 2000, of the Registrant (incorporated by reference to Exhibit 17(a) to the N-14 Registration Statement).
	(b)	—	Annual Report to Shareholders of the Registrant, as of April 30, 2000 (incorporated by reference to Exhibit 17(b) to the N-14 Registration Statement).
	(c)	—	Semi-Annual Report to Shareholders of the Registrant, as of October 31, 2000 (incorporated by reference to Exhibit 17(c) to the N-14 Registration Statement).
	(d)	—	Form of Proxy (incorporated by reference to Exhibit 17(d) to the N-14 Registration Statement).

Item 17. Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Proxy Statement and Prospectus by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant undertakes to file, by post-effective amendment, either a copy of the Internal Revenue Service private letter ruling applied for or an opinion of counsel as to certain tax matters, within a reasonable time after receipt of such ruling or opinion.

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SIGNATURES

 As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed on behalf of the Registrant, in the City of Boston and Commonwealth of Massachusetts on January 9, 2001.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES (Registrant)

By:	/s/ ROBERT W. CROOK (Robert W. Crook, President )

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

* Robert W. Crook	President and Trustee (Principal Executive Officer)

* William M. Breen	Vice President and Treasurer (Principal Financial and Accounting Officer)

* Bruce Brackenridge	Trustee

* Charles C. Cabot, Jr.	Trustee

* James T. Flynn	Trustee

* Terry K. Glenn	Trustee

* Todd Goodwin	Trustee

* George W. Holbrook	Trustee

* W. Carl Kester	Trustee

*By: /s/ ROBERT W. CROOK (Robert W. Crook, attorney-in-fact)		January 9, 2001

C-4

EXHIBIT INDEX
Exhibit Number		Description
14	—	Consent of Deloitte & Touche LLP, independent auditors of the Registrant.